Nationwide Life Insurance Company of America: • Nationwide Provident VLI Separate Account A

Prospectus supplement dated May 1, 2007
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following Portfolios changed names:

Old Name	New Name
Neuberger Berman Advisers Management Trust	Lehman Brothers Advisers Management Trust
AMT Limited Maturity Bond Portfolio - I Class	AMT Short Duration Bond Portfolio - I Class

Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Federated GVIT High Income Bond Fund-Class I	Federated NVIT High Income Bond Fund-Class I
Gartmore GVIT Emerging Markets Fund-Class I	Gartmore NVIT Emerging Markets Fund-Class I
Gartmore GVIT Global Financial Services Fund-Class I	Nationwide NVIT Global Financial Services Fund- Class I
Gartmore GVIT Global Health Sciences Fund-Class I	Nationwide NVIT Global Health Sciences Fund- Class I
Gartmore GVIT Global Technology and Communications Fund-Class I	Nationwide NVIT Global Technology and Communications Fund-Class I
Gartmore GVIT Global Utilities Fund-Class I	Gartmore NVIT Global Utilities Fund-Class I
Gartmore GVIT Government Bond Fund-Class IV	Nationwide NVIT Government Bond Fund-Class IV
Gartmore GVIT Growth Fund-Class IV	Nationwide NVIT Growth Fund-Class IV

Gartmore GVIT Investor Destinations Funds: Class II	Nationwide NVIT Investor Destinations Funds: Class II
Gartmore GVIT Investor Destinations Aggressive Fund-Class II	Nationwide NVIT Investor Destinations Aggressive Fund-Class II
Gartmore GVIT Investor Destinations Conservative Fund-Class II	Nationwide NVIT Investor Destinations Conservative Fund-Class II
Gartmore GVIT Investor Destinations Moderate Fund- Class II	Nationwide NVIT Investor Destinations Moderate Fund- Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund-Class II	Nationwide NVIT Investor Destinations Moderately Aggressive Fund-Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund-Class II	Nationwide NVIT Investor Destinations Moderately Conservative Fund-Class II

Gartmore GVIT Mid Cap Growth Fund-Class IV	Nationwide NVIT Mid Cap Growth Fund-Class IV
Gartmore GVIT Money Market Fund-Class IV	Nationwide NVIT Money Market Fund-Class IV
Gartmore GVIT Nationwide Fund-Class IV	NVIT Nationwide Fund-Class IV
Gartmore GVIT U.S. Growth Leaders Fund-Class I	Nationwide NVIT U.S. Growth Leaders Fund-Class I
GVIT International Value Fund-Class IV	NVIT International Value Fund-Class IV
GVIT Mid Cap Index Fund-Class I	NVIT Mid Cap Index Fund-Class I
GVIT S&P 500 Index Fund-Class IV	NVIT S&P 500 Index Fund-Class IV
GVIT Small Cap Growth Fund-Class I	Nationwide Multi-Manager NVIT Small Cap Growth Fund-Class I

GVIT Small Cap Value Fund-Class IV	Nationwide Multi-Manager NVIT Small Cap Value Fund-Class IV
GVIT Small Company Fund-Class IV	Nationwide Multi-Manager NVIT Small Company Fund-Class IV
J.P. Morgan GVIT Balanced Fund- Class IV	J.P. Morgan NVIT Balanced Fund- Class IV
Van Kampen GVIT Comstock Value Fund-Class IV	Van Kampen NVIT Comstock Value Fund-Class IV
Van Kampen GVIT Multi Sector Bond Fund-Class I	Van Kampen NVIT Multi Sector Bond Fund-Class I